Net income (loss) per share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net (Income) Loss Per Share

The following table presents the calculation of basic and diluted net income (loss) per share for the periods presented (in thousands, except per share data):

	Three Months Ended June 30,
	2016	2015

Numerator:
Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders—basic	$244	$(2,249)

Net income (loss)	$244	$(2,249)
Net income (loss) applicable to participating securities	—	—

Net income (loss) applicable to ordinary shareholders—diluted	$244	$(2,249)

Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders—basic	54,287	33,066
Dilutive effect of share equivalents resulting from share options and restricted share units	3,368	—

Weighted-average number of ordinary shares used in computing net income (loss) per share—diluted	57,655	33,066

Net income (loss) per share applicable to ordinary shareholders:
Basic	$0.00	$(0.07)

Diluted	$0.00	$(0.07)

The following table presents the calculation of basic and diluted net (loss) income per share (in thousands, except per share data):

	Year Ended March 31,
	2016	2015	2014

Numerator:
Net (loss) income	$(3,244)	$285	$(16,890)
Net (loss) income applicable to participating securities	—	80	—

Net (loss) income applicable to ordinary shareholders—basic	$(3,244)	$205	$(16,890)

Net (loss) income	$(3,244)	$285	$(16,890)
Net income (loss) applicable to participating securities	—	75	—

Net (loss) income applicable to ordinary shareholders—diluted	$(3,244)	$210	$(16,890)

Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders—basic	40,826	32,354	31,719
Dilutive effect of share equivalents resulting from share options and restricted shares	—	3,721	—

Weighted average number of ordinary shares used in computing net (loss) income per share—diluted	40,826	36,075	31,719

Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.08)	$0.01	$(0.53)

Diluted	$(0.08)	$0.01	$(0.53)

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three months ended June 30, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Three Months Ended June 30,
	2016	2015
Share options outstanding	3,071	5,437
Convertible preferred shares	—	12,576

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the years ended March 31, 2016, 2015 and 2014 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended March 31,
	2016	2015	2014
Share options outstanding	6,870	—	6,251
Unvested restricted share units	42	—	—
Convertible preferred shares	8,144	—	12,576